Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, gross - Balance as of January 1,	$ 56,053	$ 69,152
Accumulated impairment losses at the beginning of the period	(41,815)	(32,183)
Goodwill - Balance as of January 1,	14,238	36,969
Goodwill impairment		(9,632)	(13,185)
Goodwill, gross - Balance at December 31,	54,316	56,053	69,152
Accumulated impairment losses at the end of the period	(41,815)	(41,815)	(32,183)
Goodwill - Balance as of December 31,	12,501	14,238	36,969
Subsidiaries [Member]
Goodwill [Line Items]
Goodwill related to sale	(1,737)
AppBuilder [Member]
Goodwill [Line Items]
Goodwill related to sale		$ (13,099)